GECAS Transaction	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
GECAS Transaction	GECAS Transaction
AerCap completed the acquisition of 100% of GECAS, GE’s commercial aviation lessor and financier, on the Closing Date. Under the terms of the transaction agreement, GE received 111.5 million newly issued AerCap shares, $23 billion of cash and $1 billion of AerCap senior notes. Immediately following the completion of the GECAS Transaction, GE held approximately 46% of our issued and outstanding ordinary shares. AerCap is now the global leader across all areas of aviation leasing.
The total consideration paid to GE had a value of $30.2 billion based on AerCap’s closing price per share of $59.04 on October 29, 2021. On the Closing Date, immediately after completing the GECAS Transaction, all GECAS assets were transferred substantially as an entirety to AerCap, and AerCap assumed substantially all of the liabilities of GECAS.
In connection with the GECAS Transaction, on October 29, 2021, AerCap Global Aviation Trust (“AerCap Trust”) and AerCap Ireland Capital Designated Activity Company (“AICDC”) co-issued an aggregate principal amount of $21 billion of senior unsecured notes (the “GECAS Acquisition Notes”). The proceeds from the issuance of the GECAS Acquisition Notes were used to fund a portion of the cash consideration to be paid in the GECAS Transaction, and to pay related fees and expenses, with any excess proceeds to be used for general corporate purposes. On November 1, 2021, AerCap Trust and AICDC also co-issued an aggregate principal amount of $1 billion of 1.90% senior unsecured notes due 2025 to a subsidiary of GE in connection with the closing of the GECAS Transaction. Refer to Note 16—Debt.
Immediately following the completion of the GECAS Transaction, GE held approximately 46% of our issued and outstanding ordinary shares. The GE shares were subject to a lock-up period which expired on February 1, 2023. GE has entered into agreements with AerCap regarding voting restrictions, standstill provisions and certain registration rights.
The consideration transferred to effect the GECAS Transaction consisted of the following:

Cash consideration	$22,583,992
111,500,000 AerCap ordinary shares issued multiplied by AerCap closing share price per share of $59.04 on October 29, 2021	6,582,960
AerCap notes issued to GE	1,000,000
Consideration transferred	$30,166,952
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Closing Date:

Final Amounts Recognized as of the Closing Date
Cash and cash equivalents	$151,554
Restricted cash	4,850
Flight equipment held for operating leases, net	23,108,835
Investment in finance leases, net	1,165,382
Prepayments on flight equipment	2,990,414
Maintenance rights and lease premium, net (a)	3,984,212
Associated companies	555,212
Accrued maintenance liability	(1,234,857)
Deferred tax liabilities	(1,195,168)
Other assets and liabilities (b)	636,518
Estimate of fair value of net assets acquired	$30,166,952

Consideration Transferred	$30,166,952
Goodwill	$—

(a)    Included $2.8 billion maintenance rights asset and $1.2 billion lease premium asset, net.
(b)    The fair value of the assets acquired included current trade receivables of $245 million. The gross amount due under the contracts was $463 million.

AerCap reported transaction and integration-related expenses related to the GECAS Transaction as provided in the table below. These expenses are included in transaction and integration-related expenses in our Consolidated Income Statement.

	Year Ended December 31,
	2022	2021
Professional fees and other expenses	$22,247	$105,417
Severance and other compensation expenses	11,039	43,075
Banking fees	—	186,474
	$33,286	$334,966
The acquired GECAS business contributed total revenues and other income of $0.4 billion and net income of $49 million to AerCap for the period beginning November 1, 2021 and ended December 31, 2021.
The following unaudited pro forma summary presents consolidated information of AerCap as if the business combination had occurred on January 1, 2020:

	Year Ended December 31,
	2021	2020
Total revenues and other income	$7,866,898	$8,062,582
Net income	1,935,570	11,845
The most significant pro forma adjustments were to reflect the (net of tax) impact of: (i) the amortization of lease premium as an adjustment to revenue; (ii) the expensing of the maintenance rights asset, which occurs when the lease ends for EOL contracts or when the lessee provides us with an invoice for reimbursement relating to the cost of a qualifying maintenance event that relates to pre-acquisition usage for MR contracts. The related pro forma adjustment was based on the estimated annual charge in the first full year after the acquisition; (iii) the depreciation and amortization expenses related to the fair value adjustments to aircraft and other intangibles; (iv) the interest expense on the existing debt, taking into account the fair value adjustment to the debt as of the Closing Date; (v) the interest expense related to the acquisition financing, as if the financing occurred as of January 1, 2020; (vi) other interest expense adjustments relating to the maintenance and security deposit liabilities; and (vii) nonrecurring transaction and integration-related expenses, as if they had been incurred as of January 1, 2020 instead of 2021.
The above unaudited pro forma financial information is for informational purposes only and does not necessarily reflect the actual results of operations had the GECAS Transaction been completed on January 1, 2020. The pro forma information did not adjust for gain on sales and impairment charges. These pro forma amounts are not designed to represent the future expected financial results of AerCap. The GECAS Transaction resulted in significant increases of our asset and liabilities, as well as revenues and expenses.